PROPOSED OFFERING (Details Narrative)	5 Months Ended
Sep. 30, 2025 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	6,000,000
Price per share | $ / shares	$ 10.00
Proposed offering description	Each Unit will consist of one ordinary share and one redeemable warrant (“Public Warrant”).
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	6,900,000
Price per share | $ / shares	$ 10.00